CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible notes payable	$ 250,000	$ 105,000
Discounts on convertible notes payable	(131,705)	0
Total convertible debt less debt discount	118,295	105,000
Current portion	118,295	105,000
Long-term portion	$ 0	$ 0